Loans, borrowings and debentures	12 Months Ended
Dec. 31, 2023
Loans, borrowings and debentures
Loans, borrowings and debentures

14. Loans, borrowings and debentures

					Changes in cash				Changes not affecting cash
	Interest rate p.a.	Current	Non- current	December 31, 2022	Proceeds	Interest paid	Payments	Amortized cost	Interest accrued	December 31, 2023	Current	Non- current
Working capital	100% CDI + 2.51% to 6.55% and 8.60%	62,335	63,499	125,834	30,000	(17,533)	(85,239)	(662)	17,267	69,667	30,148	39,519
Debentures	18.16%	27,206	13,794	41,000	-	(4,168)	(22,471)	(400)	4,168	18,129	6,043	12,086
		89,541	77,293	166,834	30,000	(21,701)	(107,710)	(1,062)	21,435	87,796	36,191	51,605

					Changes in cash			Changes not affecting cash
	Interest rate p.a.	Current	Non- current	December 31, 2021	Proceeds	Interest paid	Payments	Interest accrued	Adjustment to present value	Exchange rate change	December 31, 2022	Current	Non- current
Working capital	100% CDI + 2.40% to 6.55% and 8.60% to 12.95%	64,415	98,723	163,138	34,000	(22,868)	(70,069)	22,342	(572)	(137)	125,834	62,335	63,499
Debentures	18.16%	-	45,000	45,000	-	(7,381)	(4,000)	7,381	-	-	41,000	27,206	13,794
		64,415	143,723	208,138	34,000	(30,249)	(74,069)	29,723	(572)	(137)	166,834	89,541	77,293

The portion classified in non-current liabilities has the following payment schedule:

	2023	2022
2024	849	68,602
2025	26,007	8,691
2026	24,749	-
Total	51,605	77,293

Working Capital

On December 28, 2023, the Company through its subsidiary Zenvia Brazil entered into an agreement with Banco do Brasil S.A. for a CCB (Cédula de Crédito Bancário), in the aggregate amount of R$ 30,000, establishing a amortization schedule comprised of 36 installments, six months of grace period and 30 amortization period of principal.

On May 24, 2022, the Company through its subsidiary Zenvia Brazil and Banco Votorantim S.A. entered into a loan agreement through a CCB instrument (Cédula de Crédito Bancário), in the total amount of R$20,000, which payment is guaranteed by a fiduciary assignment of credit represented by credit notes and financial investments. After an eighteen-month grace period, during which interest is due, the loan (principal plus interest) shall be paid in 30 installments. On December 28, 2023, Zenvia Brazil and Banco Votorantim S.A. amended the mentioned loan agreement, which remaining balance was equivalent to R$18,889, in order to set forth a new amortization schedule of a new grace period of six months and payment of principal plus interest in 30 installments.

On December 29, 2022, the Company through its subsidiary Zenvia Brazil entered into an agreement with Itaú Unibanco S.A. for a euro-denominated credit facility in the aggregate amount of R$ 14,000. The Itaú 4131 Loan is guaranteed by a standby letter of credit, or Standby Letter, issued by Itaú Unibanco S.A., which has been guaranteed by Itaú Unibanco S.A.. In addition, on December 29, 2022, Zenvia Brazil entered into a financial derivative instrument with Itaú Unibanco S.A. to hedge exchange rate variation under the 4131 Loan. As a result of such a financial derivative instrument, the Itaú 4131 Loan. The Itaú 4131 Loan was paid, following a grace period of eight months, in two monthly installments with the first installment due on September 25, 2023 and the last one due on November 24, 2023, on which date it was paid in full.

Debentures

On May 10, 2021, the Company through its subsidiary D1 issued debentures, not convertible into shares, in three series totaling the amount of R$45,000, to be paid in 54 monthly installments. The interest is accrued and paid monthly.

On July 30, 2021, the debenture deed was amended to include its subsidiary Zenvia Brazil as the new guarantor of D1’s obligations given that D1 was acquired by its subsidiary Zenvia Brazil.

On September 12, 2022, the parties of the debenture deed entered into a new amendment to include its subsidiary Rodati Brasil as a new guarantor of D1’s obligations and to establish an amortization schedule of 19 installments, being the first one paid in September 2022, ending in July 2024, as well as a monthly interest at a fixed rate of 18.16% per annum (252 business days basis).

On March 17, 2023, the debenture deed was amended enabling its subsidiary Zenvia Brazil, at its discretion, to carry out the fiduciary assignment of receivables to creditor as guarantee.

On April 17, 2023, the debenture deed was amendment to establish a new amortization schedule comprised of an upfront payment in the amount of R$13,000 and eight additional installments, the first one due in April 2023 and the remaining due as from January to July 2024 respectively, with a monthly interest at a fixed rate of 18.16% per annum (252 business days basis). Covenants regarding the fiduciary assignment of receivables to creditor, as well as the fulfillment of certain performance criteria by the Company and D1 were put on hold until the end of the year.

On December 18, 2023, the debenture deed was amended to establish a new amortization schedule of 36 installments, the first one due in January 2024 with a monthly interest at a fixed rate of 18.16% per annum (252 business days basis).

The Company is currently not in breach of any of the financial obligations set forth in the private deed.

Contractual clauses

The Company has financing agreements in the amount of R$51,429 which are guaranteed by 20% of accounts receivable plus the balance of financial investment recorded as current assets. The guarantee amounts to three times the first payment of principal plus interest.

The Company has a financing agreement with Bradesco in the amount of R$11,073 in which the guarantee is the receipt of credits from Bradesco as a client.

The Company has entered into a financing agreement for the issuance of debentures guaranteed by: (i) the fiduciary assignment to creditor of receivables equivalent at least, (i) R$4,000 between November 30, 2023 and December 31, 2024; (ii) R$3,000 between January 1, 2025 and December 31, 2025 ; and (iii) R$2,000 between January 1, 2026 and December 31, which must go through an escrow account controlled by the creditor and, upon confirmation that the guarantees are in order, are subsequently released to the Company; and (ii) the fiduciary assignment to creditor of 10% of the Company's corporate stock.